Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class
Prospectus Supplement

September 11, 2015

Morgan Stanley Institutional Liquidity Funds

Supplement dated September 11, 2015 to the Morgan Stanley Institutional Liquidity Funds (the "Fund") Prospectuses dated February 27, 2015, relating to the Tax-Exempt Portfolio (the "Portfolio") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Portfolio. Accordingly, effective immediately, the Prospectuses of the Portfolio are revised as follows:

The following is hereby inserted as the third sentence of the first paragraph under the section of each Prospectus entitled "Portfolio Summary—Tax-Exempt Portfolio—Principal Investment Strategies":

The Portfolio will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

The following is hereby inserted as the third sentence of the first paragraph under the section of each Prospectus entitled "Details of the Portfolios—Tax-Exempt Portfolio—Approach":

The Portfolio will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act.

Please retain this supplement for future reference.

  LFICSPT-0915

Statement of Additional Information Supplement

September 11, 2015

Morgan Stanley Institutional Liquidity Funds

Supplement dated September 11, 2015 to the Morgan Stanley Institutional Liquidity Funds (the "Fund") Statement of Additional Information dated February 27, 2015

Tax-Exempt Portfolio

The following is hereby added, effective immediately, to the section of the Statement of Additional Information entitled "Investment Objectives and Limitations" as the third sentence to the paragraph immediately following the fundamental policies of each Portfolio of the Fund:

As a non-fundamental policy, the Tax-Exempt Portfolio will not invest in securities or other instruments that fail to meet the definition of "weekly liquid assets" as defined in Rule 2a-7 of the Investment Company Act.

Please retain this supplement for future reference.